Supplemental information - Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental information .
Accounts receivable	$ 130,725	$ (45,067)
Crude oil inventory	(37,676)	413
Prepaid expenses	76,452	(45,617)
Accounts payable and accrued liabilities	(101,074)	40,786
Income taxes payable	(42,953)	304,516
Dividends payable	3,169	0
Working capital assumed in acquisitions	(109,134)	0
Foreign exchange	7	(12,046)
Changes in non-cash working capital	(80,484)	242,985
Changes in non-cash operating working capital	(61,117)	216,869
Changes in non-cash investing working capital	(19,367)	26,116
Changes in non-cash working capital	$ (80,484)	$ 242,985